Commitments and Contingencies Indemnifications - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified						6 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Margin Loans Indemnification Guarantee	Dec. 31, 2011 Margin Loans Indemnification Guarantee	Dec. 31, 2010 Margin Loans Indemnification Guarantee	Jun. 30, 2012 Everbank Reverse Mortgage Indemnification Guarantee	Dec. 31, 2011 Everbank Reverse Mortgage Indemnification Guarantee
Guarantor Obligations [Line Items]
Sale of Stock, Ownership Percentage Before Sale						68.00%	68.00%
Escrow Deposit	$ 1,058,462	$ 969,241				$ 3,400	$ 3,400
Guarantor Obligations, Maximum Exposure, Undiscounted			986	801	1,251	1,882	1,882
Guarantor Obligations, Current Carrying Value						$ 500	$ 500